UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.3%
	CONSUMER DISCRETIONARY – 5.2%
95,875	Hasbro, Inc.	$9,364,111
103,600	Home Depot, Inc.	16,944,816
		26,308,927
	CONSUMER STAPLES – 10.8%
205,186	Altria Group, Inc.	13,012,896
36,067	Kimberly-Clark Corp.	4,244,365
35,300	McCormick & Co., Inc.	3,623,192
198,138	PepsiCo, Inc.	22,078,517
109,821	Philip Morris International, Inc.	12,191,229
		55,150,199
	ENERGY – 7.6%
332,292	Enbridge, Inc.[1]	13,903,097
141,715	Exxon Mobil Corp.	11,617,796
74,390	Valero Energy Corp.	5,722,823
248,635	Williams Cos., Inc.	7,461,536
		38,705,252
	FINANCIALS – 11.8%
417,965	BB&T Corp.	19,619,277
24,492	BlackRock, Inc.	10,950,128
229,045	JPMorgan Chase & Co.	21,876,088
92,440	Marsh & McLennan Cos., Inc.	7,747,397
		60,192,890
	HEALTH CARE – 15.6%
201,280	Abbott Laboratories	10,740,301
154,831	AbbVie, Inc.	13,758,282
54,995	Amgen, Inc.	10,253,818
126,195	Johnson & Johnson	16,406,612
99,470	Medtronic PLC[1]	7,735,782
144,122	Merck & Co., Inc.	9,228,132
313,220	Pfizer, Inc.	11,181,954
		79,304,881
	INDUSTRIALS – 10.8%
64,075	3M Co.	13,449,342
120,615	Honeywell International, Inc.	17,095,970
56,430	Illinois Tool Works, Inc.	8,349,383
51,492	Lockheed Martin Corp.	15,977,453
		54,872,148
	MATERIALS – 4.4%
89,990	Air Products & Chemicals, Inc.	13,608,288

AAM/Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MATERIALS (Continued)
88,968	LyondellBasell Industries N.V. - Class A1	$8,812,280
		22,420,568
	REAL ESTATE – 6.2%
131,535	Crown Castle International Corp. - REIT	13,150,869
16,140	Public Storage - REIT	3,453,798
85,620	Realty Income Corp. - REIT	4,896,608
154,151	Ventas, Inc. - REIT	10,039,855
		31,541,130
	TECHNOLOGY – 16.8%
30,829	Automatic Data Processing, Inc.	3,370,226
516,294	Cisco Systems, Inc.	17,362,967
196,804	Maxim Integrated Products, Inc.	9,389,519
327,113	Microsoft Corp.	24,366,647
215,939	Paychex, Inc.	12,947,703
205,160	Texas Instruments, Inc.	18,390,543
		85,827,605
	UTILITIES – 8.1%
127,979	NextEra Energy, Inc.	18,755,322
78,060	Sempra Energy	8,908,988
216,678	WEC Energy Group, Inc.	13,603,045
		41,267,355
	TOTAL COMMON STOCKS (Cost $419,738,483)	495,590,955

	SHORT-TERM INVESTMENTS – 2.7%
14,015,423	Federated Treasury Obligations Fund – Institutional Class, 0.86%[2]	14,015,423

	TOTAL SHORT-TERM INVESTMENTS (Cost $14,015,423)	14,015,423

	TOTAL INVESTMENTS – 100.0% (Cost $433,753,906)	509,606,378
	Other Assets in Excess of Liabilities – 0.0%	180,887

	TOTAL NET ASSETS – 100.0%	$509,787,265

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2017 (Unaudited)

Note 1 – Organization
AAM/Bahl & Gaynor Income Growth Fund (‘‘Bahl & Gaynor Income Growth” or “Bahl & Gaynor Income Growth Fund’’) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Bahl & Gaynor Income Growth Fund’s primary investment objective is current and growing income, secondarily downside protection and thirdly long-term capital appreciation. The Fund currently offers four classes of shares: Class A, Class C, Class T and Class I. The Fund’s Class A and Class I shares commenced operations on July 5, 2012. The Fund’s Class C shares commenced operations on January 31, 2013. Class T shares are not currently available for purchase.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2017 (Unaudited)

Note 3 – Federal Income Taxes
At September 30, 2017, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$434,134,824

Gross unrealized appreciation	$78,243,196
Gross unrealized depreciation	(2,771,642)

Net unrealized appreciation (depreciation) on investments	$75,471,554

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

AAM/Bahl & Gaynor Income Growth Fund
NOTES TO SCHEDULES OF INVESTMENTS - Continued
September 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund’s assets carried at fair value:

Bahl & Gaynor Income Growth Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$495,590,955	$-	$-	$495,590,955
Short-Term Investments	14,015,423	-	-	14,015,423
Total Investments	$509,606,378	$-	$-	$509,606,378

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2017